ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES
ACCRUED EXPENSES

18.  ACCRUED EXPENSES

The breakdown of accrued expenses is as follows:

	2020	2021
Operation, maintenance, and telecommunication service	8,455	8,978
Salaries and benefits	3,399	4,180
General, administrative, and marketing expenses	2,255	2,583
Interest and bank charges	156	144
Total	14,265	15,885

Refer to Note 32 for details of related party transactions.